INCOME TAXES (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Taxes
Income (loss) on ordinary activities before tax	$ 188	$ (2)
Statutory U.S. income tax rate	21.00%	21.00%
Income tax at statutory income tax rate	$ 39
Losses recognized	(39)
Income tax benefit (expense)